SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options, Beginning balance	925,588	1,047,332
Weighted Average Exercise Price, Beginning balance	$ 0.0033	$ 0.0033
Non-Vested Options, Beginning balance	915,902	1,017,332
Weighted Average Grant date Fair Value, Beginning balance	$ 1.68	$ 2.88
Non-Vested Options, Granted	262,093	538,596
Weighted Average Exercise Price, Granted	$ 0.0033	$ 0.0033
Weighted Average Grant date Fair Value, Granted	$ 0.96	$ 1.16
Number of Options, Vested and exercised
Weighted Average Exercise Price, Vested and exercised	$ 0.0033	$ 0.0033
Non-Vested Options, Vested and exercised	(224,949)	(9,686)
Weighted Average Grant date Fair Value, Vested and exercised	$ 1.49	$ 11.18
Number of Options, Expired/cancelled	(702,625)	(660,340)
Weighted Average Exercise Price, Expired/cancelled	$ 0.0033	$ 0.0033
Non-Vested Options, Expired/cancelled	(702,625)	(660,340)
Weighted Average Grant date Fair Value, Expired/cancelled	$ 1.47	$ 3.01
Number of Options, Ending balance	485,056	925,588
Weighted Average Exercise Price, Ending balance	$ 0.0033	$ 0.0033
Non-Vested Options, Ending balance	250,421	915,902
Weighted Average Grant date Fair Value, Ending balance	$ 1.20	$ 1.68
Number of Options, Options exercisable	234,635
Weighted Average Exercise Price, Options exercisable	$ 0.0033
Number of Options, Options vested	234,635
Weighted Average Exercise Price, Options vested	$ 0.0033
Number of Options, Options expected to vest	73,715
Weighted Average Exercise Price, Options expected to vest	$ 0.0033